DREYFUS-WILSHIRE TARGET FUNDS, INC.
                                200 PARK AVENUE
                              NEW YORK, NY  10166


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


      24f-2 Notice - DREYFUS-WILSHIRE TARGET FUNDS, INC.
      Registration Statement No. 33-50390 - CIK #890453


Gentlemen:

    The Registration Statement of Dreyfus-Wishire Target Funds, Inc. was declared effective by the SEC on September 30, 1992. This Registration Statement represented the Fund's election to register an indefinite number of shares and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended August 31, 1995.

    The following information is furnished:

                                                                   DOLLAR
                                                     SHARES        AMOUNT

  LARGE COMPANY GROWTH PORTFOLIO

    (a) Total number of shares sold during
        fiscal year ended 8/31/95 subject
        to registration under Rule 24f-2:         1,070,812    $15,277,226

    (b) Less shares redeemed during
        fiscal year ended 8/31/95:                  404,353      5,995,631
                                                  ---------    -----------

    Net Sales During Year:                           666,459    $ 9,281,595
                                                  ==========    ===========

     Net sales dollar amount of $9,281,595 (Large Company Growth Portfolio) @ 1/29 of 1% = $3,200.55.


  LARGE COMPANY VALUE PORTFOLIO

    (a) Total number of shares sold during
        fiscal year ended 8/31/95 subject
        to registration under Rule 24f-2:             815,733   $11,530,692

    (b) Less shares redeemed during
        fiscal year ended 8/31/95:                    298,264     4,192,263
                                                      -------   -----------

    Net Sales During Year:                            517,469   $ 7,338,429
                                                      =======   ===========

     Net sales dollar amount of $7,338,429 (Large Company Value Portfolio) @ 1/29 of 1% = $2,530.49.
                                      -2-
                                                                   DOLLAR
                                                     SHARES        AMOUNT

  SMALL COMPANY GROWTH PORTFOLIO

    (a) Total number of shares sold during
        fiscal year ended 8/31/95 subject
        to registration under Rule 24f-2:            761,530    $12,371,344

    (b) Less shares redeemed during
        fiscal year ended 8/31/95:                   326,229      5,363,057
                                                     -------    -----------

    Net Sales During Year:                           435,301    $ 7,008,287
                                                     =======    ===========

     Net sales dollar amount of $7,008,287 (Small Company Growth Portfolio) @ 1/29 of 1% = $2,416.65.


  SMALL COMPANY VALUE PORTFOLIO

    (a) Total number of shares sold during
        fiscal year ended 8/31/95 subject
        to registration under Rule 24f-2:          1,332,739   $18,676,103

    (b) Less shares redeemed during
        fiscal year ended 8/31/95:                 1,348,397    19,206,167
                                                  -----------  -------------

    Net Redemptions During Year:                  (   15,658) ($   530,064)
                                                  ===========  =============

    Since the shares redeemed exceed the shares sold, no registration fee is required.

                              CALCULATION OF FEE

    Large Company Growth Portfolio - Net sales dollar amount of $9,281,595 @ 1/29 of 1% = $3,200.55.

    Large Company Value Portfolio - Net sales dollar amount of $7,338,429 @ 1/29 of 1% = $2,530.49.

    Small Company Growth Portfolio - Net sales dollar amount of $7,008,287 @ 1/29 of 1% = $2,416.65.

    Small Company Value Portfolio - Since the shares redeemed exceed the shares sold, no registration fee is required.

   TOTAL aggregate fee due for ALL PORTFOLIOS = $8,147.69.

   Funds in the amount of $8,147.69, representing the registration fee, were wired to CIK #890453. An opinion of counsel is enclosed.


                                                 Very truly yours,
JJP/ems
cc:  Mr. J. deMichaelis, SEC
     Ms. R. McLaughlin, E&Y                      John J. Pyburn
                                                 Assistant Treasurer